Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	$ 78	$ 158
Work in process and raw materials	1,083	1,394
Total	$ 1,161	$ 1,552